UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2011

Date of reporting period:	January 31, 2011

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

January 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 93.4%

	Argentina — 0.0%
1,900	MercadoLibre (1)	128,782

	Bahamas — 0.1%
5,400	Steiner Leisure (1)	239,328

	Bermuda — 0.5%
9,352	Accenture	481,348
11,200	Aspen Insurance Holdings	336,560
25,900	Assured Guaranty	374,514
5,100	Axis Capital Holdings	181,458
8,700	Endurance Specialty Holdings	404,463
8,200	Knightsbridge Tankers	196,923
14,600	Marvell Technology Group (1)	277,546
12,100	Montpelier Re Holdings	240,185
1,900	PartnerRe	155,572
		2,648,569
	Canada — 2.3%
20,400	AGF Management Class B	379,800
1,100	Agrium	97,200
7,900	AltaGas Income Trust	177,537
21,700	ARC Resources	540,333
3,100	Atco Class I	181,442
8,100	Baytex Energy Trust (Canada)	399,580
6,900	Bird Construction	252,995
11,600	CAE	147,491
5,596	Canadian Natural Resources	249,562
9,700	Canadian Oil Sands Trust	266,333
6,000	Canadian Utilities Class A	318,877
5,700	Canadian Western Bank	168,746
1,400	Cogeco Cable	59,680
2,500	Crescent Point Energy	110,492
10,200	Davis & Henderson Income Fund	212,211
19,600	Daylight Energy	197,527
5,100	Domtar	448,443
6,200	EnCana	199,834
5,000	EnerCare	36,706
9,700	Flint Energy Services (1)	178,266
12,700	Freehold Royalty Trust	267,903
9,900	Great-West Lifeco	256,498
6,100	IGM Financial	259,000
8,900	Industrial Alliance Insurance and Financial Services	326,683
3,100	Keyera Facilities Income Fund	109,454
700	Laurentian Bank of Canada	37,126
7,900	Migao (1)	64,150
1,500	Mosaid Technologies	48,002
5,700	National Bank of Canada	397,440
2,400	Pason Systems	34,279
15,500	Petrominerales	604,395
14,500	Peyto Exploration & Development	272,997
1,800	PHX Energy Services	24,990
9,200	Power Corp. of Canada	248,010
8,500	Power Financial	252,912
8,896	Research In Motion (1)	524,146
15,600	Saputo	651,298
3,400	Silver Wheaton (1)	104,900
11,400	Silvercorp Metals	120,581
8,600	Teck Resources (Canada) Class B	520,965
5,000	TMX Group	190,372
6,807	Toronto-Dominion Bank	509,641
3,800	TransCanada	138,724
3,200	Trican Well Service	70,124
4,879	Vermilion Energy	230,793
1,700	Zargon Energy Trust	34,995
22,100	Zarlink Semiconductor (1)	41,057
		10,964,490
	Cayman Islands — 0.1%
2,900	Consolidated Water	31,726
6,300	Herbalife	411,579
		443,305
	China — 0.0%
10,000	China Automotive Systems (1)	134,100
11,600	China Sky One Medical (1)	61,248
		195,348
	Ireland — 0.2%
21,300	Seagate Technology (1)	298,200
36,700	XL Group	841,164
		1,139,364
	Israel — 0.1%
6,500	Check Point Software Technologies ADR (1)	289,575

	Puerto Rico — 0.0%
8,400	Triple-S Management (1)	155,064

	Russia — 0.1%
17,400	CTC Media	384,714

	Switzerland — 0.7%
25,100	ACE	1,545,909
15,088	Garmin	465,163
4,600	Transocean (1)	367,678
15,300	Tyco Electronics	554,319

Shares		Value $

10,900	Tyco International	488,647
		3,421,716
	United States — 89.3%
	Consumer Discretionary — 9.1%
8,100	Advance Auto Parts	517,914
10,606	Amazon.com (1)	1,799,202
2,500	America’s Car-Mart (1)	62,350
1,200	Autoliv	92,160
11,100	Bridgepoint Education (1)	202,686
9,900	Buckle	353,925
9,200	ChinaCast Education (1)	69,368
15,100	Coach	816,759
96,900	Comcast Class A	2,204,475
10,900	Cooper Tire & Rubber	249,174
6,400	Darden Restaurants	301,504
1,600	Deckers Outdoor (1)	117,424
50,456	DIRECTV (1)	2,138,830
8,650	Dollar Tree (1)	437,517
12,900	Expedia	324,564
20,300	Family Dollar Stores	862,344
13,200	Finish Line	203,148
93,600	Ford Motor (1)	1,492,920
3,900	Fossil (1)	277,095
6,200	Fuel Systems Solutions (1)	161,386
3,100	Gentex	99,417
11,300	Guess?	483,414
19,000	Hasbro	837,710
11,900	Hillenbrand	257,159
44,393	Home Depot	1,632,331
2,000	Inter Parfums	35,680
4,400	Interval Leisure Group (1)	68,948
5,400	John Wiley & Sons Class A	248,130
12,000	Johnson Controls	460,680
6,600	JOS A Bank Clothiers (1)	282,018
6,100	Limited Brands	178,364
34,000	Lowe’s	843,200
1,200	Lululemon Athletica (1)	82,416
51,481	McDonald’s	3,792,605
46,200	News Class A	693,924
16,800	Nike Class B	1,385,664
18,778	Nordstrom	773,278
23,623	Omnicom Group	1,060,200
5,900	Polaris Industries	453,828
6,478	Polo Ralph Lauren	694,312
1,500	Pre-Paid Legal Services (1)	98,760
2,200	priceline.com (1)	942,744
10,900	Rent-A-Center	324,166
7,100	Retail Ventures (1)	107,068
15,126	Ross Stores	986,215
5,500	Sherwin-Williams	466,015
15,800	Starbucks	498,174
5,700	Steven Madden (1)	217,569
22,800	Target	1,250,124
9,300	Tiffany	540,609
22,045	Time Warner	693,315
20,800	Time Warner Cable	1,410,864
31,898	TJX	1,511,646
7,600	Tractor Supply	389,956
8,800	TRW Automotive Holdings (1)	525,008
8,100	Tupperware Brands	370,575
26,900	United Online	190,183
16,600	Universal Travel Group (1)	122,010
7,500	VF	620,400
42,000	Viacom Class B	1,745,100
54,972	Walt Disney	2,136,762
21,900	Wyndham Worldwide	616,047
27,200	Yum! Brands	1,271,872
		44,083,205
	Consumer Staples — 8.9%
52,200	Altria Group	1,227,222
6,500	Archer-Daniels-Midland	212,355
12,067	Avon Products	341,617
1,900	Calavo Growers	43,852
103,658	Coca-Cola	6,514,905
12,991	Colgate-Palmolive	997,319
20,073	Costco Wholesale	1,442,044
30,717	CVS Caremark	1,050,521
6,700	Energizer Holdings (1)	487,358
4,700	General Mills	163,466
19,865	HJ Heinz	943,588
14,613	Hormel Foods	721,882
16,237	Kellogg	816,721
21,400	Kimberly-Clark	1,385,222
40,000	Kraft Foods Class A	1,222,800
20,600	Kroger	440,840
7,000	Lorillard	526,680
16,012	McCormick	707,731
2,000	National Beverage	26,900
72,324	PepsiCo	4,651,157
79,191	Philip Morris International	4,532,893
97,411	Procter & Gamble	6,149,557
1,100	Seneca Foods (1)	30,580
13,800	Snyders-Lance	286,212
1,800	Susser Holdings (1)	25,956
46,374	Sysco	1,351,338
5,400	TreeHouse Foods (1)	258,390
36,341	Walgreen	1,469,630
84,423	Wal-Mart Stores	4,733,598
8,900	Whole Foods Market	460,219

Shares		Value $

12,900	Zhongpin (1)	243,810
		43,466,363
	Energy — 12.0%
8,900	Alliance Resource Partners LP	625,225
8,700	Anadarko Petroleum	670,596
20,000	Apache	2,387,200
11,200	Arch Coal	383,600
7,500	Atwood Oceanics (1)	303,150
800	BP Prudhoe Bay Royalty Trust	94,344
1,900	Buckeye Partners LP	122,854
10,100	Chesapeake Energy	298,253
83,620	Chevron	7,938,047
58,859	ConocoPhillips	4,206,064
20,500	Consol Energy	1,018,850
5,000	Contango Oil & Gas (1)	290,000
2,600	Continental Resources (1)	166,946
25,100	Devon Energy	2,226,119
7,600	Diamond Offshore Drilling	544,996
4,900	Enbridge Energy Partners	310,660
12,752	Ensco International ADR	692,944
1,200	EOG Resources	127,668
202,290	Exxon Mobil	16,320,757
9,400	Forest Oil (1)	364,720
2,200	Gulf Island Fabrication	59,576
53,937	Halliburton	2,427,165
3,500	Hess	294,420
11,200	Hornbeck Offshore Services (1)	265,888
9,700	James River Coal (1)	218,105
32,600	Marathon Oil	1,489,820
8,820	Murphy Oil	584,766
12,900	National Oilwell Varco	953,310
13,000	Natural Resource Partners LP	472,810
13,800	Noble	527,850
6,800	Noble Energy	619,480
6,100	NuStar Energy LP	425,475
26,533	Occidental Petroleum	2,565,210
6,100	Oil States International (1)	413,336
11,800	Peabody Energy	748,356
13,000	Penn Virginia GP Holdings LP	341,120
11,300	Penn Virginia Resource Partners LP	316,626
6,100	Rowan (1)	209,108
20,300	RPC	356,874
45,872	Schlumberger	4,082,149
1,700	SEACOR Holdings	179,673
3,300	Southwestern Energy (1)	130,350
3,100	Sunoco Logistics Partners LP	265,949
7,000	TC Pipelines LP	362,250
21,200	Tetra Technologies (1)	240,620
5,600	Tidewater	333,144
5,400	Unit (1)	276,480
19,100	Vaalco Energy (1)	139,048
15,600	W&T Offshore	317,460
		58,709,411
	Financials — 14.5%
15,500	Advance America Cash Advance Centers	94,860
4,700	Affiliated Managers Group (1)	478,601
26,700	Aflac	1,537,386
3,000	Agree Realty REIT	69,750
40,900	Allstate	1,273,626
34,927	American Express	1,515,133
13,500	American Financial Group	439,155
9,700	Ameriprise Financial	598,005
20,700	Annaly Capital Management REIT	369,081
14,600	Anworth Mortgage Asset REIT	100,302
8,400	Apollo Investment (1)	99,078
23,900	Ares Capital	401,281
2,300	Arlington Asset Investment	57,868
15,100	Assurant	592,373
350,350	Bank of America	4,810,306
7,500	Bank of Hawaii	351,525
29,700	Bank of New York Mellon	927,531
3,600	Bank of the Ozarks	155,268
25,100	Banner	59,236
60,300	Berkshire Hathaway (1)	4,929,525
2,800	Berkshire Hills Bancorp	59,472
13,000	BGC Partners Class A	105,300
13,500	Calamos Asset Management	207,630
13,500	Capital One Financial	650,160
12,600	Capstead Mortgage REIT	160,146
66,800	Chimera Investment REIT	280,560
2,444	Chubb	141,581
1,036,722	Citigroup (1)	4,997,000
2,200	City Holding	76,560
600	CME Group	185,136
7,300	CNA Financial (1)	196,151
7,150	Commerce Bancshares	294,079
7,000	CommonWealth REIT	186,690
8,100	Delphi Financial Group Class A	233,118
26,818	Discover Financial Services	552,183
5,200	Entertainment Properties Trust REIT	239,356
8,000	Euronet Worldwide (1)	146,320
9,900	Ezcorp (1)	266,310
14,700	Federated Investors Class B	398,076
2,700	Financial Institutions	52,191
14,800	First Financial Bancorp	250,120
4,800	First Financial Holdings	49,728
4,300	Flushing Financial	61,275
5,700	Franklin Resources	687,705
24,123	Goldman Sachs Group	3,947,005

Shares		Value $

17,300	Hartford Financial Services Group	480,594
8,600	Hatteras Financial REIT	245,788
22,500	Horace Mann Educators	388,800
167,663	JPMorgan Chase	7,534,775
45,100	Kimco Realty REIT	815,859
7,000	Life Partners Holdings	72,240
8,600	Loews	344,430
5,000	LTC Properties REIT	136,700
3,300	MarketAxess Holdings	66,429
5,200	Mercury General	220,740
28,800	MetLife	1,318,176
43,300	MFA Financial REIT	353,761
88,300	Morgan Stanley	2,596,020
2,000	National Health Investors REIT	91,460
5,000	NBT Bancorp	115,900
3,900	Nelnet	87,438
22,400	Northern Trust	1,164,352
20,500	NorthStar Realty Finance REIT	106,395
24,300	NYSE Euronext	772,983
8,000	OneBeacon Insurance Group	110,000
34,600	PNC Financial Services Group	2,076,000
12,500	Principal Financial Group	409,625
22,000	Prospect Capital	251,900
11,700	Protective Life	322,569
32,600	Prudential Financial	2,005,226
8,100	Rayonier REIT	479,601
18,400	Regions Financial	130,640
1,600	Sandy Spring Bancorp	30,720
18,100	Selective Insurance Group	321,818
12,363	Simon Property Group REIT	1,254,226
2,100	State Auto Financial	32,025
9,000	State Street	420,480
5,400	SVB Financial Group (1)	283,338
10,100	T. Rowe Price Group	665,792
3,100	Torchmark	193,130
5,500	TowneBank	81,950
9,300	Transatlantic Holdings	478,485
29,081	Travelers	1,636,097
48,151	U.S. Bancorp	1,300,077
2,500	United Fire & Casualty	50,112
6,300	Universal Insurance Holdings	34,146
12,300	Unum Group	306,762
11,000	Waddell & Reed Financial Class A	397,320
5,500	Washington Real Estate Investment Trust REIT	168,740
10,300	Weingarten Realty Investors REIT	252,556
194,272	Wells Fargo	6,298,298
3,900	World Acceptance (1)	219,024
		70,407,239
	Health Care — 9.5%
74,933	Abbott Laboratories	3,383,974
14,213	Aetna	468,176
5,300	Affymax (1)	35,298
2,400	Almost Family (1)	80,136
44,826	Amgen (1)	2,469,016
5,000	Ariad Pharmaceuticals (1)	31,875
19,300	AVI BioPharma (1)	41,785
34,272	Baxter International	1,661,849
13,600	Becton Dickinson	1,128,120
10,900	Biogen Idec (1)	713,623
2,800	BioMarin Pharmaceutical (1)	71,176
2,100	Bio-Rad Laboratories (1)	228,648
6,900	Bio-Reference Labs (1)	159,321
76,971	Bristol-Myers Squibb	1,938,130
7,000	Bruker (1)	122,500
3,500	Cardinal Health	145,285
13,900	Celgene (1)	716,267
3,800	Computer Programs & Systems	197,220
5,200	Continucare (1)	21,164
1,200	Corvel (1)	60,576
500	Covance (1)	28,190
6,500	DaVita (1)	480,025
1,400	Dionex (1)	165,172
47,861	Eli Lilly	1,664,127
2,200	Emergent Biosolutions (1)	46,728
3,700	Enzon Pharmaceuticals (1)	41,440
12,024	Express Scripts (1)	677,312
8,700	Gentiva Health Services (1)	200,274
9,200	Genzyme (1)	674,820
34,902	Gilead Sciences (1)	1,339,539
10,200	Healthspring (1)	309,978
400	Intuitive Surgical (1)	129,164
5,600	IPC The Hospitalist (1)	207,928
117,584	Johnson & Johnson	7,027,996
8,200	Laboratory Corp. of America Holdings (1)	737,262
7,100	LHC Group (1)	188,860
900	McKesson	67,653
7,700	Medco Health Solutions (1)	469,854
55,403	Medtronic	2,123,043
138,207	Merck	4,584,326
1,900	MWI Veterinary Supply (1)	118,104
1,700	OncoGenex Pharmaceutical (1)	26,945
272,647	Pfizer	4,967,628
1,000	Pharmaceutical Product Development	29,140
2,200	Providence Service (1)	31,306
8,600	Quest Diagnostics	489,770
14,600	Sciclone Pharmaceuticals (1)	57,232
29,600	St. Jude Medical (1)	1,198,800

Shares		Value $

21,199	Stryker	1,220,214
4,900	Thermo Fisher Scientific (1)	280,623
25,600	UnitedHealth Group	1,050,880
10,400	Universal Health Services, Class B	437,840
2,600	US Physical Therapy (1)	49,400
7,700	Varian Medical Systems (1)	520,289
8,008	Waters (1)	611,731
5,500	WellPoint (1)	341,660
		46,269,392
	Industrials — 10.0%
27,935	3M	2,456,045
5,400	Alaska Air Group (1)	319,896
10,400	APAC Customer Services (1)	57,304
3,700	AZZ	148,333
26,600	Boeing	1,848,168
27,608	Caterpillar	2,678,252
7,700	CH Robinson Worldwide	593,593
4,200	Clean Harbors (1)	378,168
8,600	Crane	381,926
25,566	CSX	1,804,959
7,400	Cummins	783,512
6,500	Danaher	299,390
22,900	Deere	2,081,610
13,800	Deluxe	337,410
8,300	Dolan (1)	113,793
6,800	Dover	435,880
18,300	Equifax	653,676
10,000	Expeditors International of Washington	506,700
1,500	Exponent (1)	55,080
3,800	FedEx	343,216
4,000	Flowserve	499,960
8,747	General Dynamics	659,524
379,289	General Electric	7,638,881
5,100	GeoEye (1)	203,592
13,200	Goodrich	1,196,184
19,900	Great Lakes Dredge & Dock	165,369
42,491	Honeywell International	2,379,921
7,400	Hubbell Class B	453,176
500	IHS (1)	40,980
11,700	Illinois Tool Works	625,833
5,100	ITT	300,492
4,200	Joy Global	366,156
10,900	Lam Research (1)	543,801
16,500	Lockheed Martin	1,313,400
21,500	McDermott International (1)	446,770
3,200	McGrath Rentcorp	80,768
22,593	Norfolk Southern	1,382,466
9,400	Pall	520,854
8,300	Parker Hannifin	742,103
6,900	Precision Castparts	986,631
6,500	Rockwell Collins	416,910
8,500	Teledyne Technologies (1)	402,135
12,200	Textainer Group Holdings	378,200
6,800	Toro	413,576
26,500	Union Pacific	2,507,695
43,464	United Parcel Service Class B	3,112,892
45,395	United Technologies	3,690,614
7,532	WW Grainger	990,232
		48,736,026
	Information Technology — 17.0%
86,400	Advanced Micro Devices (1)	676,512
8,600	Altera	323,102
34,700	Amkor Technology (1)	282,458
19,000	Analog Devices	737,770
37,739	Apple (1)	12,805,597
5,800	Automatic Data Processing	277,820
19,500	BMC Software (1)	930,150
7,100	Broadcom Class A	320,139
6,200	Cabot Microelectronics (1)	279,682
13,700	Cirrus Logic (1)	288,111
240,085	Cisco Systems (1)	5,077,798
4,900	Cognizant Technology Solutions Class A (1)	357,455
2,000	Cogo Group (1)	—
12	Computer Sciences	639
44,200	Corning	981,682
100,499	Dell (1)	1,322,567
43,500	eBay (1)	1,320,660
45,400	EMC (1)	1,130,006
32,200	Entegris (1)	246,330
10,349	Google Class A (1)	6,213,126
14,400	GSI Technology (1)	132,480
16,167	Harris	752,412
101,133	Hewlett-Packard	4,620,767
1,500	Hittite Microwave (1)	89,670
15,000	IAC (1)	424,350
5,200	iGate	80,080
252,474	Intel	5,418,092
53,594	International Business Machines	8,682,228
3,100	Intevac (1)	42,625
14,500	j2 Global Communications (1)	400,200
22,900	Kulicke & Soffa Industries (1)	223,275
11,400	Lender Processing Services	361,836
13,500	Lexmark International Class A (1)	470,340
10,100	Liquidity Services (1)	144,127
1,300	Mastercard Class A	307,463
21,400	Micrel	286,546
11,900	Microchip Technology	433,993
60,100	Micron Technology (1)	633,454

Shares		Value $

320,750	Microsoft	8,892,794
2,300	Multi-Fineline Electronix (1)	66,470
10,300	Nanometrics (1)	176,336
1,100	NCI (1)	23,100
13,400	NetApp (1)	733,382
41,300	ON Semiconductor (1)	456,365
135,781	Oracle	4,349,065
52,177	QUALCOMM	2,824,341
50,700	RF Micro Devices (1)	340,704
10,800	Rosetta Stone (1)	203,148
22,800	SanDisk (1)	1,034,436
13,300	Synopsys (1)	360,829
24,700	TeleCommunication Systems (1)	101,023
11,500	Teradata (1)	494,385
67,222	Texas Instruments	2,279,498
11,000	Unisys (1)	311,630
8,000	Veeco Instruments (1)	346,080
11,500	Visa	803,275
13,700	Websense (1)	262,492
23,448	Western Digital (1)	797,701
24,900	Xilinx	801,780
		82,734,376
	Materials — 3.4%
7,800	Arch Chemicals	282,672
11,100	Ball	789,543
8,082	CF Industries Holdings	1,091,393
11,600	Cliffs Natural Resources	991,336
32,900	Dow Chemical	1,167,292
4,100	Eastman Chemical	380,726
50,600	EI du Pont de Nemours	2,564,408
26,800	Freeport-McMoRan Copper & Gold	2,914,500
26,000	Hecla Mining (1)	234,000
4,900	Kaiser Aluminum	233,779
15,640	Monsanto	1,147,663
6,300	Mosaic	510,552
2,400	NewMarket	304,464
29,700	Newmont Mining	1,635,579
6,000	Praxair	558,240
23,200	Resource Capital REIT	165,416
17,800	RPM International	417,054
6,900	Scotts Miracle-Gro Class A	356,523
10,400	Sensient Technologies	352,664
12,500	Sonoco Products	444,375
1,200	Terra Nitrogen	130,032
		16,672,211
	Telecommunication Services — 2.3%
249,139	AT&T	6,856,305
13,000	NII Holdings (1)	545,740
99,130	Verizon Communications	3,531,011
28,700	Windstream	367,647
		11,300,703
	Utilities — 2.6%
23,100	AES (1)	286,440
13,600	Centerpoint Energy	219,640
28,700	CMS Energy	559,650
20,360	Consolidated Edison	1,016,168
6,500	Dominion Resources	283,010
10,900	DPL	285,362
21,500	Duke Energy	384,420
11,547	Edison International	418,925
40,171	Emerson Electric	2,365,269
3,500	Energen	195,650
36,800	Exelon	1,564,368
6,200	FirstEnergy	242,544
1,400	IDACORP	52,318
3,500	Integrys Energy Group	166,565
6,000	MDU Resources Group	127,380
35,300	MetroPCS Communications (1)	456,429
5,100	NextEra Energy	272,646
23,837	PG&E	1,103,176
8,800	Piedmont Natural Gas	246,928
34,208	Southern	1,286,905
18,200	Westar Energy	464,100
19,600	Xcel Energy	461,972
		12,459,865
		434,838,791
	TOTAL COMMON STOCK (Cost $405,970,802)	454,849,046

	RIGHT — 0.0%
	United States — 0.0%
7,363	Fresenius Kabi Pharmaceuticals Holding, Expires 06/30/11 (1) (Cost $7,363)	376

	SHORT-TERM INVESTMENT (2) — 0.9%
4,490,625	JPMorgan Prime Money Market Fund, 0.060% (Cost $4,490,625)	4,490,625

	TOTAL INVESTMENTS — 94.3% (Cost $410,468,790) *	459,340,047

	OTHER ASSETS LESS LIABILITIES — 5.7%	27,611,131

	NET ASSETS — 100%	$486,951,178

(1)  Denotes non-income producing security.

(2)  The rate shown represents the 7-day current yield as of January 31, 2011.

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

* At January 31, 2011, the tax basis cost of the Fund’s investments was $410,468,790, and the unrealized appreciation and depreciation were $65,719,347 and $(16,848,090), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	488	Mar-2011	$(13,979)
$(13,979)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2011, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
Toronto-Dominion Bank	2/4/11	USD	1,783,898	CAD	1,820,200	$33,988
UBS Securities LLC	2/4/11	CAD	12,551,335	USD	12,422,759	(112,615)
Toronto-Dominion Bank	3/18/11	CAD	10,731,135	USD	10,758,569	50,057
						$(28,570)

Schroder QEP Global Quality Fund

Schedule of Investments

January 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 86.4%

	Australia — 2.6%
4,222	BHP Billiton	186,152
472	Coal & Allied Industries	60,222
734	Cochlear	56,388
1,988	CSL	73,707
4,771	Energy Resources of Australia	47,729
3,144	Kingsgate Consolidated	29,165
54,187	Minara Resources	49,133
3,700	Monadelphous Group	71,411
421	Newcrest Mining	15,513
919	Rio Tinto	76,964
65,809	Telstra	183,602
3,714	Woolworths	98,807
		948,793
	Austria — 0.1%
1,755	Oesterreichische Post	55,071

	Belgium — 1.2%
24,335	Ageas	68,984
3,590	Belgacom	128,967
2,919	Colruyt	149,372
1,763	Mobistar	110,054
		457,377
	Bermuda — 1.5%
2,800	Alterra Capital Holdings	60,340
1,300	Arch Capital Group (1)	114,725
3,800	Axis Capital Holdings	135,204
12,064	Catlin Group	71,482
8,225	Hiscox	49,551
3,435	Lancashire Holdings	30,557
1,600	RenaissanceRe Holdings	104,992
		566,851
	Brazil — 1.4%
2,400	Cia de Bebidas das Americas ADR	64,080
1,300	Cielo	9,647
2,500	CPFL Energia	61,551
4,400	Natura Cosmeticos	112,712
3,600	Souza Cruz	171,955
5,300	Tractebel Energia	82,033
		501,978
	Canada — 4.3%
900	Alimentation Couche Tard, Class B	24,028
600	Bank of Montreal	34,626
700	Cameco	29,022
1,300	Canadian National Railway	88,151
5,300	Canadian Oil Sands	145,522
2,800	Canadian Western Bank	82,892
2,700	Centerra Gold	43,337
7,200	CI Financial	154,255
2,500	Davis & Henderson Income Fund	52,013
27,000	High River Gold Mines (1)	34,249
3,000	Industrial Alliance Insurance and Financial Services	110,118
900	Labrador Iron Ore Royalty	62,610
700	National Bank of Canada	48,808
1,300	Power Financial	38,681
3,100	Research In Motion (1)	182,650
2,800	Rogers Communications, Class B	97,799
800	Royal Bank of Canada	42,892
1,200	Saputo	50,100
1,500	Shaw Communications, Class B	31,672
2,500	Shoppers Drug Mart	92,040
300	Tim Hortons	12,294
2,700	TMX Group	102,801
500	Toronto-Dominion Bank	37,435
		1,597,995
	Cayman Islands — 0.2%
1,100	Herbalife	71,863

	Chile — 0.6%
7,880	Administradora de Fondos de Pensiones Provida	39,155
400	Administradora de Fondos de Pensiones Provida ADR	29,752
200	Banco Santander Chile ADR	16,976
16,816	E.CL	43,151
6,401	ENTEL Chile	108,672
		237,706
	China — 1.3%
44,000	China Wireless Technologies	24,323
68,800	China Zhongwang Holdings	33,003
50,000	Dongfeng Motor Group, Class H	88,244
54,000	Haitian International Holdings	60,257
27,000	Shenzhou International Group Holdings	31,445
114,500	Soho China	90,318
10,000	Weichai Power	67,914
22,000	Xingda International Holdings	21,671
48,000	Yangzijiang Shipbuilding Holdings	69,832
		487,007
	Columbia — 0.3%
2,800	Petrominerales	109,181

Shares		Value $

	Denmark — 0.4%
3,224	H Lundbeck	66,909
592	Novo Nordisk	66,703
		133,612
	Finland — 0.4%
2,034	Kone	110,753
2,335	Orion	52,768
		163,521
	France — 1.6%
855	Christian Dior	117,441
5,900	CNP Assurances	130,022
2,219	Legrand	89,344
489	L’Oreal	56,760
731	SEB	72,643
859	Societe BIC	73,746
229	Virbac	35,530
		575,486
	Gabon — 0.1%
76	Total Gabon	36,670

	Germany — 0.8%
1,157	Aixtron	47,733
1,401	BASF	107,735
857	Gerry Weber International	41,081
843	SMA Solar Technology	85,030
		281,579
	Hong Kong — 2.7%
8,000	ASM Pacific Technology	95,478
17,000	China Mobile	167,021
35,000	CNOOC	77,213
1,800	Dairy Farm International Holdings	16,290
35,000	Haier Electronics Group (1)	36,631
25,000	Hongkong Land Holdings	176,000
1,600	Jardine Matheson Holdings	74,592
2,500	Jardine Strategic Holdings	70,250
69,000	Lonking Holdings	40,268
32,000	New World Development	60,580
28,000	NWS Holdings	47,405
56,000	Texwinca Holdings	60,837
4,900	VTech Holdings	54,458
		977,023
	India — 0.0%
100	Infosys Technologies ADR	6,771

	Indonesia — 1.0%
129,000	International Nickel Indonesia	65,620
152,000	Perusahaan Gas Negara	71,016
31,000	Tambang Batubara Bukit Asam	67,704
191,500	Telekomunikasi Indonesia	159,884
		364,224
	Ireland — 0.3%
2,500	Accenture	128,675

	Israel — 1.1%
17,128	Bank Leumi Le-Israel	77,399
39,030	Bezeq Israeli Telecommunication	104,348
1,955	Cellcom Israel	59,071
9,623	Israel Chemicals	151,146
		391,964
	Italy — 0.3%
6,239	Recordati	56,577
15,071	Terna Rete Elettrica Nazionale	65,807
		122,384
	Japan — 5.4%
800	Daito Trust Construction	56,057
9,000	Daiwa House Industry	109,785
4,200	Eisai	145,511
2,100	Hisamitsu Pharmaceutical	84,706
14	Japan Tobacco	52,547
5,000	Kaken Pharmaceutical	63,003
1,300	Kobayashi Pharmaceutical	60,834
1,800	Lawson	89,824
21,600	Mitsubishi UFJ Financial Group	112,133
4,000	Mochida Pharmaceutical	45,040
9,000	Nippon Electric Glass	135,450
23,000	Nishi-Nippon City Bank	71,472
6,000	Nissan Shatai	52,133
5,500	Nisshin Seifun Group	69,169
109	NTT DoCoMo	194,595
900	Oriental Land	82,915
4,800	Park24	51,825
5,000	Sumitomo Mitsui Financial Group	170,119
19,000	Sumitomo Trust & Banking	114,611
2,300	Takeda Pharmaceutical	110,712
8	Tokyu REIT	55,569
900	Tsuruha Holdings	43,322
		1,971,332
	Malaysia — 0.4%
8,000	DiGi.Com (1)	66,928
17,800	Malayan Banking	50,608
14,300	Top Glove	23,319
		140,855
	Mexico — 1.1%
900	America Movil ADR	51,291
700	Coca-Cola Femsa ADR	55,426
13,800	Embotelladoras Arca	73,740
1,094	Fresnillo	22,705
1,400	Grupo Modelo	8,610

Shares		Value $

4,730	Industrias Penoles	157,576
3,100	Kimberly-Clark de Mexico	17,142
3,400	Wal-Mart de Mexico	9,459
		395,949
	Norway — 1.2%
3,026	Leroy Seafood Group	96,364
4,691	StatoilHydro	113,827
3,702	TGS Nopec Geophysical	87,202
2,293	Yara International	129,018
		426,411
	Peru — 0.1%
200	Credicorp	20,852

	Philippines — 1.2%
43,600	Aboitiz Equity Ventures	36,235
96,600	Aboitiz Power	60,621
82,600	DMCI Holdings	63,042
50,300	International Container Terminal Services	48,230
2,600	Philippine Long Distance Telephone ADR	144,820
9,340	Semirara Mining	42,011
43,100	Universal Robina	34,016
		428,975
	Poland — 0.4%
2,569	KGHM Polska Miedz	150,434

	Russia — 0.1%
1,900	CTC Media	42,009

	Singapore — 2.3%
9,000	Hong Leong Asia	19,570
5,000	Jardine Cycle & Carriage	132,968
33,000	MobileOne	63,238
32,000	SembCorp Industries	129,151
27,000	SembCorp Marine	113,829
11,000	SIA Engineering	36,222
63,000	Singapore Post	58,146
70,000	Singapore Telecommunications	169,730
41,000	StarHub	81,776
26,000	Straits Asia Resources	52,875
		857,505
	South Africa — 1.4%
5,622	Adcock Ingram Holdings	44,052
1,138	Kumba Iron Ore	71,311
22,355	Sanlam	84,626
8,332	Shoprite Holdings	103,321
11,212	Truworths International	99,540
4,957	Vodacom Group	48,292
3,586	Wilson Bayly Holmes-Ovcon	61,387
		512,529
	Spain — 1.0%
3,683	Antena 3 de Television	38,314
4,891	Duro Felguera	36,821
2,722	Enagas	57,397
1,400	Prosegur Cia de Seguridad	81,443
1,933	Red Electrica	98,612
976	Tecnicas Reunidas	60,197
		372,784
	Sweden — 1.2%
1,540	Axfood	55,741
1,185	Elekta	47,906
1,406	Hoganas, Class B Shares	55,141
7,586	Tele2	167,569
15,998	TeliaSonera	131,682
		458,039
	Switzerland — 1.8%
3,400	ACE	209,406
1,500	Allied World Assurance Holdings	90,495
6,133	Ferrexpo	41,525
2,000	Garmin	61,660
172	Geberit	36,291
1,900	Noble	72,675
2,064	Novartis	114,885
202	Partners Group Holding	35,026
		661,963
	Taiwan — 2.2%
17,000	Chicony Electronics (2)	37,012
22,000	Farglory Land Development (2)	54,559
28,000	Formosa Plastics (2)	95,430
16,000	Highwealth Construction (2)	37,179
3,000	HTC (2)	100,867
2,000	MediaTek (2)	27,136
21,000	Powertech Technology (2)	78,525
60,000	Taiwan Mobile (1) (2)	141,537
8,900	Taiwan Semiconductor Manufacturing ADR	116,323
15,000	Tripod Technology	69,087
25,000	TSRC (2)	65,010
		822,665
	Thailand — 1.0%
49,000	Advanced Info Service	126,984
1,650	Banpu NVDR	39,019
48,100	BEC World	49,082
68,700	CP ALL	85,680
171,500	Land & Houses	30,833
8,300	Siam Makro	38,179
		369,777

Shares		Value $

	Turkey — 1.4%
8,871	Akbank	41,613
15,759	Enka Insaat ve Sanayi	59,572
12,695	Trakya Cam Sanayi (1)	26,450
3,047	Tupras Turkiye Petrol Rafinerileri	79,069
16,465	Turkcell Iletisim Hizmet	100,858
6,952	Turkiye Halk Bankasi	54,858
16,736	Turkiye Is Bankasi, Class C	52,616
30,391	Turkiye Sinai Kalkinma Bankasi	47,584
22,169	Yapi ve Kredi Bankasi (1)	64,857
		527,477
	United Kingdom — 6.3%
767	Admiral Group	20,181
6,968	African Barrick Gold	55,960
13,648	Amlin	85,326
13,266	Ashmore Group	74,143
4,588	AstraZeneca	222,659
2,989	British American Tobacco	110,331
42,442	Centrica	217,426
2,491	Croda International	59,438
11,126	Electrocomponents	46,539
7,962	Halfords Group	51,754
16,624	Halma	89,955
4,399	Hargreaves Lansdown	37,689
24,219	Henderson Group	59,185
3,453	Hikma Pharmaceuticals	44,459
5,319	IMI	74,191
5,505	International Personal Finance	30,150
92,600	Legal & General Group	164,602
7,519	Mitie Group	26,285
11,963	Northumbrian Water Group	56,611
3,318	Petrofac	83,209
5,572	PZ Cussons	32,310
3,487	Reckitt Benckiser Group	189,581
1,104	Rio Tinto	75,669
12,602	Sage Group	59,554
2,097	Spirax-Sarco Engineering	60,850
29,828	Standard Life	109,529
13,917	Tesco	89,749
1,828	Victrex	42,154
6,324	WH Smith	46,889
		2,316,378
	United States — 35.7%
	Consumer Discretionary — 4.9%
1,000	Advance Auto Parts	63,940
3,100	Aeropostale (1)	74,772
2,700	Best Buy	91,800
1,500	Buckle	53,625
400	Coach	21,636
900	DeVry	46,899
2,600	Dollar Tree (1)	131,508
3,100	Family Dollar Stores	131,688
5,700	Gap	109,839
1,200	Guess?	51,336
1,200	Hasbro	52,908
1,000	ITT Educational Services (1)	65,840
1,000	John Wiley & Sons, Class A	45,950
5,000	Mattel	118,400
2,500	McDonald’s	184,175
1,800	McGraw-Hill	70,164
500	Nike, Class B	41,240
1,400	PetSmart	56,336
1,800	Ross Stores	117,360
100	Scripps Networks Interactive	4,650
1,500	Starbucks	47,295
1,800	TJX	85,302
900	Tupperware Brands	41,175
2,100	Yum! Brands	98,196
		1,806,034
	Consumer Staples — 2.7%
600	Brown-Forman, Class B	39,810
800	Campbell Soup	27,312
100	Church & Dwight	6,881
1,200	Coca-Cola	75,420
600	Colgate-Palmolive	46,062
1,400	General Mills	48,692
700	Hershey	32,683
2,000	Hormel Foods	98,800
1,200	Kellogg	60,360
600	Kimberly-Clark	38,838
1,400	Lorillard	105,336
900	McCormick	39,780
800	Nu Skin Enterprises	24,064
900	PepsiCo	57,879
1,200	Philip Morris International	68,688
300	Procter & Gamble	18,939
1,800	Walgreen	72,792
1,000	Wal-Mart Stores	56,070
700	Weis Markets	27,671
		946,077
	Energy — 4.6%
1,500	Alliance Resource Partners LP	105,375
2,000	Apache	238,720
200	Atwood Oceanics (1)	8,084
900	BP Prudhoe Bay Royalty Trust	106,137
200	CARBO Ceramics	23,032
2,000	Chevron	189,860
1,500	Cimarex Energy	156,195
2,100	Devon Energy	186,249
1,100	Diamond Offshore Drilling	78,881
300	Dresser-Rand Group (1)	13,779
200	Dril-Quip (1)	15,424
200	FMC Technologies (1)	18,800
1,300	Hess	109,356

Shares		Value $

2,500	Murphy Oil	165,750
800	National Oilwell Varco	59,120
1,400	Occidental Petroleum	135,352
300	Oceaneering International (1)	23,169
2,300	Southwestern Energy (1)	90,850
		1,724,133
	Financials — 6.5%
3,500	Aflac	201,530
3,700	Allstate	115,218
200	American Express	8,676
2,200	American Financial Group	71,566
900	Bank of Hawaii	42,183
300	Cash America International	12,069
1,600	Chubb	92,688
1,050	Commerce Bancshares	43,186
1,200	Cullen/Frost Bankers	69,336
400	Delphi Financial Group, Class A	11,512
2,000	East West Bancorp	43,420
400	Erie Indemnity	26,568
2,800	Federated Investors, Class B	75,824
600	Franklin Resources	72,390
1,100	Goldman Sachs Group	179,982
100	Greenhill	6,942
1,400	HCC Insurance Holdings	42,392
1,300	IBERIABANK	73,736
1,000	JPMorgan Chase	44,940
2,200	Loews	88,110
5,600	Morgan Stanley	164,640
600	National Health Investors REIT	27,438
200	Northern Trust	10,396
300	Park National	19,536
1,700	PNC Financial Services Group	102,000
200	ProAssurance (1)	11,734
2,500	Progressive	49,525
1,700	Prudential Financial	104,567
300	PS Business Parks REIT	17,463
2,100	Rayonier REIT	124,341
1,000	RLI	53,870
700	SEI Investments	16,205
600	StanCorp Financial Group	26,766
600	State Street	28,032
200	T. Rowe Price Group	13,184
1,500	Transatlantic Holdings	77,175
2,200	Unum Group	54,868
2,700	Waddell & Reed Financial, Class A	97,524
2,300	WR Berkley	64,975
		2,386,507
	Health Care — 4.9%
2,900	Abbott Laboratories	130,964
2,100	AmerisourceBergen	75,306
800	Amgen (1)	44,064
1,100	Baxter International	53,339
800	Becton Dickinson	66,360
5,400	Bristol-Myers Squibb	135,972
600	CR Bard	56,610
300	Dionex (1)	35,394
6,900	Eli Lilly	239,913
4,200	Gilead Sciences (1)	161,196
2,100	Healthspring (1)	63,819
200	Idexx Laboratories (1)	14,340
1,100	Johnson & Johnson	65,747
900	Laboratory Corp. of America Holdings (1)	80,919
1,000	Magellan Health Services (1)	48,410
5,600	Medtronic	214,592
100	Mettler-Toledo International (1)	14,919
1,500	Patterson	49,590
400	Quality Systems	31,936
1,300	Quest Diagnostics	74,035
1,500	Stryker	86,340
300	Techne	20,685
400	Varian Medical Systems (1)	27,028
600	Waters (1)	45,834
		1,837,312
	Industrials — 2.9%
1,400	3M	123,088
200	CH Robinson Worldwide	15,418
600	Clean Harbors (1)	54,024
2,200	Emerson Electric	129,536
200	Fastenal	11,612
1,300	General Dynamics	98,020
300	Goodrich	27,186
1,500	Hubbell, Class B	91,860
1,300	ITT	76,596
600	Joy Global	52,308
200	Kirby (1)	9,348
700	L-3 Communications Holdings	54,775
1,100	Lockheed Martin	87,560
100	Precision Castparts	14,299
1,100	Raytheon	54,989
500	Rockwell Collins	32,070
750	Rollins	14,243
1,100	United Technologies	89,430
600	WW Grainger	78,882
		1,115,244
	Information Technology — 5.8%
1,200	Analog Devices	46,596
500	Automatic Data Processing	23,950
1,300	BMC Software (1)	62,010
3,200	Broadridge Financial Solutions	73,248
900	CA	21,420
700	Cisco Systems (1)	14,805
200	Cognizant Technology Solutions, Class A (1)	14,590
1,800	eBay (1)	54,648
300	Factset Research Systems	30,240
2,700	Harris	125,658

Shares		Value $

500	Hewlett-Packard	22,845
5,500	Intel	118,030
1,000	International Business Machines	162,000
400	Intuit (1)	18,772
300	j2 Global Communications (1)	8,280
400	Jack Henry & Associates	11,824
3,000	Lam Research (1)	149,670
200	Mantech International, Class A (1)	8,041
8,800	Micron Technology (1)	92,752
3,900	Microsoft	108,127
1,700	NeuStar, Class A (1)	45,611
9,700	ON Semiconductor (1)	107,185
1,500	Oracle	48,045
700	Paychex	22,400
800	Plantronics	28,320
4,100	Symantec (1)	72,201
300	Syntel	16,731
400	Teradata (1)	17,196
3,700	Teradyne (1)	61,716
4,900	Texas Instruments	166,159
5,600	TriQuint Semiconductor (1)	73,696
2,200	Valueclick (1)	30,822
1,600	Veeco Instruments (1)	69,216
100	Visa	6,985
4,100	Western Digital (1)	139,482
		2,073,271
	Materials — 2.7%
1,400	Aptargroup	67,284
1,800	Cliffs Natural Resources	153,828
200	Ecolab	9,938
1,700	EI du Pont de Nemours	86,156
100	FMC	7,606
1,400	Freeport-McMoRan Copper & Gold	152,250
1,000	Lubrizol	107,460
600	NewMarket	76,116
2,500	Newmont Mining	137,675
800	Praxair	74,432
200	Sigma-Aldrich	12,730
1,800	Silgan Holdings	67,194
1,300	Southern Copper	58,266
100	Terra Nitrogen	10,836
		1,021,771
	Utilities — 0.7%
400	Amerigas Partners LP	19,944
2,500	DPL	65,450
700	Energen	39,130
600	Exelon	25,506
4,000	Questar	69,720
		219,750
	Total United States	13,130,099
	TOTAL COMMON STOCK (Cost $31,305,665)	31,821,764

	PREFERRED STOCK — 0.8%
	Brazil — 0.5%
6,200	AES Tiete	87,333
2,000	Cia de Gas de Sao Paulo	54,220
2,000	Cia de Transmissao de Energia Eletrica Paulista	61,204
		202,757
	Chile — 0.0%
1,253	Embotelladora Andina	6,058

	Germany — 0.3%
711	Fuchs Petrolub	97,613
	TOTAL PREFERRED STOCK (Cost $307,250)	306,428

	SHORT-TERM INVESTMENT (3) — 15.3%
5,634,931	JPMorgan Prime Money Market Fund, 0.060%
	(Cost $5,634,931)	5,634,931

	TOTAL INVESTMENTS — 102.5% (Cost $37,247,846) *	37,763,123

	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%	(938,511)

	NET ASSETS — 100%	$36,824,612

(1)          Denotes non-income producing security.

(2)          Security is fair valued.

(3)          The rate shown represents the 7-day current yield as of January 31, 2011.

ADR — American Depositary Receipt

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

JPY — Japanese Yen

LP — Limited Partnership

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

* At January 31, 2011, the tax basis cost of the Fund’s investments was $37,247,846, and the unrealized appreciation and depreciation were $1,205,777 and $(690,500), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

A summary of the open futures contracts held by the Fund at January 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long	Date	(Depreciation)
DJ Euro Stoxx 50 Index	19	Mar-2011	$6,949
FTSE Index	11	Mar-2011	(25,878)
S&P 500 Index EMINI	24	Mar-2011	(596)
Topix Index	9	Mar-2011	(20,522)
			$(40,047)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2011, is as follows:

						Unrealized
						Unrealized
	Settlement	Currency to				Appreciation
Counterparty	Date	Deliver		Currency to Receive		(Depreciation)
JPMorgan Chase & Co.	2/18/11	GBP	249,400	USD	396,133	$(3,214)
JPMorgan Chase & Co.	2/18/11	TRY	197,100	USD	124,621	1,925
JPMorgan Chase & Co.	2/18/11	USD	1,831,943	EUR	1,364,200	34,971
JPMorgan Chase & Co.	2/18/11	USD	1,291,075	GBP	812,200	9,445
Morgan Stanley	2/18/11	TRY	563,900	USD	361,937	10,904
Morgan Stanley	2/18/11	ZAR	1,668,100	USD	239,763	8,135
The Royal Bank of Scotland	2/18/11	USD	815,598	GBP	515,300	9,517
State Street	2/18/11	ZAR	1,540,500	USD	216,390	2,480
JPMorgan Chase & Co.	3/4/11	USD	351,428	JPY	28,983,000	1,830
UBS Securities LLC	3/4/11	USD	1,744,629	JPY	144,047,000	11,083
						$87,076

Schroder Mutual Funds

Fair Value Measurements

January 31, 2011 (unaudited)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Argentina	$128,782	$—	$—	$128,782
Bahamas	239,328	—	—	239,328
Bermuda	2,648,569	—	—	2,648,569
Canada	10,964,490	—	—	10,964,490
Cayman Islands	443,305	—	—	443,305
China	195,348	—	—	195,348
Ireland	1,139,364	—	—	1,139,364
Israel	289,575	—	—	289,575
Puerto Rico	155,064	—	—	155,064
Russia	384,714	—	—	384,714
Switzerland	3,421,716	—	—	3,421,716
United States
Consumer Discretionary	44,083,205	—	—	44,083,205
Consumer Staples	43,466,363	—	—	43,466,363
Energy	58,709,411	—	—	58,709,411
Financials	70,407,239	—	—	70,407,239
Health Care	46,269,392	—	—	46,269,392
Industrials	48,736,026	—	—	48,736,026
Information Technology	82,734,376	—	—	82,734,376
Materials	16,672,211	—	—	16,672,211
Telecommunication Services	11,300,703	—	—	11,300,703
Utilities	12,459,865	—	—	12,459,865
	454,849,046	—	—	454,849,046
Right
United States	376	—	—	376

Short-Term Investment	4,490,625	—	—	4,490,625

Total Investments in Securities	$459,340,047	$—	$—	$459,340,047

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$84,045	$—	$84,045
Forwards — Unrealized Depreciation	—	(112,615)	—	(112,615)
Futures — Unrealized Depreciation	(13,979)	—	—	(13,979)
Total Other Financial Instruments	$(13,979)	$(28,570)	$—	$(42,549)

Schroder Funds

Fair Value Measurements

January 31, 2011 (unaudited)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Schroder Funds’ investments carried at value:

Schroder QEP Global Quality Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Australia	$948,793	$—	$—	$948,793
Austria	55,071	—	—	55,071
Belgium	457,377	—	—	457,377
Bermuda	566,851	—	—	566,851
Brazil	501,978	—	—	501,978
Canada	1,597,995	—	—	1,597,995
Cayman Islands	71,863	—	—	71,863
Chile	237,706	—	—	237,706
China	487,007	—	—	487,007
Columbia	109,181	—	—	109,181
Denmark	133,612	—	—	133,612
Finland	163,521	—	—	163,521
France	575,486	—	—	575,486
Gabon	36,670	—	—	36,670
Germany	281,579	—	—	281,579
Hong Kong	977,023	—	—	977,023
India	6,771	—	—	6,771
Indonesia	364,224	—	—	364,224
Ireland	128,675	—	—	128,675
Israel	391,964	—	—	391,964
Italy	122,384	—	—	122,384
Japan	1,971,332	—	—	1,971,332
Malaysia	140,855	—	—	140,855
Mexico	395,949	—	—	395,949
Norway	426,411	—	—	426,411
Peru	20,852	—	—	20,852
Phillippines	428,975	—	—	428,975
Poland	150,434	—	—	150,434
Russia	42,009	—	—	42,009
Singapore	857,505	—	—	857,505
South Africa	512,529	—	—	512,529
Spain	372,784	—	—	372,784
Sweden	458,039	—	—	458,039
Switzerland	661,963	—	—	661,963
Taiwan	116,323	706,342	—	822,665
Thailand	369,777	—	—	369,777
Turkey	527,477	—	—	527,477
United Kingdom	2,316,378	—	—	2,316,378
United States
Consumer Discretionary	1,806,034	—	—	1,806,034
Consumer Staples	946,077	—	—	946,077
Energy	1,724,133	—	—	1,724,133
Financials	2,386,507	—	—	2,386,507
Health Care	1,837,312	—	—	1,837,312
Industrials	1,115,244	—	—	1,115,244
Information Technology	2,073,271	—	—	2,073,271
Materials	1,021,771	—	—	1,021,771
Utilities	219,750	—	—	219,750
	31,115,422	706,342	—	31,821,764

The following is a summary of the inputs used as of January 31, 2011 in valuing the Schroder Funds’ investments carried at value:

Schroder QEP Global Quality Fund — (concluded)

	Level 1	Level 2	Level 3	Total
Investments in Securities — (concluded)
Preferred Stock
Brazil	$202,757	$—	$—	$202,757
Chile	6,058	—	—	6,058
Germany	97,613	—	—	97,613
	306,428	—	—	306,428

Short-Term Investment	5,634,931	—	—	5,634,931

Total Investments in Securities	$37,056,781	$706,342	$—	$37,763,123

For the period ended January 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$90,290	$—	$90,290
Forwards — Unrealized Depreciation	—	(3,214)	—	(3,214)
Futures — Unrealized Depreciation	(40,047)	—	—	(40,047)
Total Other Financial Instruments	$(40,047)	$87,076	$—	$47,029

Item 2.    Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2010 through January 31, 2011 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: March 31, 2011

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer

Date: March 31, 2011

*     Print the name and title of each signing officer under his or her signature.